Average Annual Total Returns - FidelityMassachusettsMunicipalMoneyMarketFund-PremiumPRO - FidelityMassachusettsMunicipalMoneyMarketFund-PremiumPRO - Fidelity Massachusetts Municipal Money Market Fund - Fidelity Massachusetts Municipal Money Market Fund - Premium Class - Return Before Taxes
Apr. 01, 2025
Average Annual Return:
Past 1 year	3.01%
Past 5 years	1.42%
Past 10 years	1.03%